Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Mar. 29, 2018
Class A, C, I, Y, & Z Prospectus | Dreyfus Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
Class A, C, I, Y, & Z Prospectus | Dreyfus Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
Class A, C, I, Y, & Z Prospectus | Dreyfus Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
Class A, C, I, Y, & Z Prospectus | Dreyfus Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX
Class A, C, I, Y, & Z Prospectus | Dreyfus Balanced Opportunity Fund | Class Y
Prospectus:
Trading Symbol	DBOYX
Class J Prospectus | Dreyfus Balanced Opportunity Fund | Class J
Prospectus:
Trading Symbol	THPBX